Background Information	6 Months Ended
Jun. 30, 2013
Notes
Background Information

1.                   Background Information

Real Estate Contacts, Inc. ("The Company") was formed on March 10, 2005 as a Florida Corporation and is based in New Castle, Pennsylvania.  The Company engages in the ownership and operation of two real estate advertising websites that offers real estate professionals the opportunity to reach consumers interested in buying or selling their property.  The Company’s online search website and online video website provides and enables consumers to view real estate listings in their respective geographic areas.

Along with our current real estate search portal and our new real estate video listings website, our company’s products will be featured in most markets and cities throughout the United States.  Our new video website channel will consist of real estate listings in a live video or video tour program. Real Estate Contacts, Inc. provides a service that enables real estate professionals to capture, cultivate, and convert leads which cater to prospective home buyers and sellers from our Real Estate Search engine website: www.realestatecontacts.com  and our Real Estate Video Website Channel: www.realestatevideochannels.com

We enable real estate professionals to better promote themselves and their listings and connect with transaction-ready consumers through our online websites and marketing products. Our current real estate search website and our new real estate video website product enable real estate professionals to increase their visibility and promote their listings.

The Company’s business is conducted solely within the Internet and the Online Video arena.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim information and with the instructions to Form 10-Q and Regulation S-K.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

In the opinion of management, all adjustments consisting of a normal and recurring nature considered necessary for a fair presentation have been included.  Operating results for the six month periods ended June 30, 2013 may not necessarily be indicative of the results that may be expected for the year ending December 31, 2013.

For further information, refer to Real Estate Contacts, Inc.’s (the “Company”) audited financial statements and footnotes thereto included in the year ended December 31, 2012 Form 10K filed with the Securities and Exchange Commission.